Note 5 - Details of Selected Balance Sheet Accounts (Details) - Property, Plant and Equipment (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, plant and equipment, net:
Property, plant and equipment, gross	1,916,683	$ 1,821,127
Accumulated depreciation	(668,253)	(495,260)
Total property, plant and equipment, net	1,248,430	1,325,867
Land [Member]
Property, plant and equipment, net:
Property, plant and equipment, gross	55,365	49,384
Accommodations Assets [Member] | Minimum [Member]
Property, plant and equipment, net:
Property, plant and equipment, estimated useful life	3 years
Accommodations Assets [Member] | Maximum [Member]
Property, plant and equipment, net:
Property, plant and equipment, estimated useful life	15 years
Accommodations Assets [Member]
Property, plant and equipment, net:
Property, plant and equipment, gross	1,687,033	1,535,407
Building and Building Improvements [Member] | Minimum [Member]
Property, plant and equipment, net:
Property, plant and equipment, estimated useful life	3 years
Building and Building Improvements [Member] | Maximum [Member]
Property, plant and equipment, net:
Property, plant and equipment, estimated useful life	20 years
Building and Building Improvements [Member]
Property, plant and equipment, net:
Property, plant and equipment, gross	40,256	45,538
Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment, net:
Property, plant and equipment, estimated useful life	4 years
Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment, net:
Property, plant and equipment, estimated useful life	15 years
Machinery and Equipment [Member]
Property, plant and equipment, net:
Property, plant and equipment, gross	12,117	12,259
Office Equipment [Member] | Minimum [Member]
Property, plant and equipment, net:
Property, plant and equipment, estimated useful life	3 years
Office Equipment [Member] | Maximum [Member]
Property, plant and equipment, net:
Property, plant and equipment, estimated useful life	7 years
Office Equipment [Member]
Property, plant and equipment, net:
Property, plant and equipment, gross	32,181	28,755
Vehicles [Member] | Minimum [Member]
Property, plant and equipment, net:
Property, plant and equipment, estimated useful life	3 years
Vehicles [Member] | Maximum [Member]
Property, plant and equipment, net:
Property, plant and equipment, estimated useful life	5 years
Vehicles [Member]
Property, plant and equipment, net:
Property, plant and equipment, gross	19,128	20,197
Construction in Progress [Member]
Property, plant and equipment, net:
Property, plant and equipment, gross	70,603	$ 129,587